PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Schedule of property and equipment and right-of-use assets) (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 5,111,690	$ 4,877,500
Less: accumulated depreciation	(2,812,340)	(2,211,900)
Property and equipment	2,299,350	2,665,600
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	2,227,928	2,194,128
Furniture and fixtures[Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	369,206	367,024
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	6,659	6,659
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 2,507,897	$ 2,309,689